Intangible Assets	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Intangible Assets
NOTE 14. INTANGIBLE ASSETS

	Customer relationships and other	Software	Total intangible assets

Cost

January 1, 2022	$69,594	$49,069	$118,663

Acquisition (Note 7)	80,514	22,275	102,789

Disposal	-	(11)	(11)

Reclassification	-	407	407

Currency translation effects	1,202	2,563	3,765

December 31, 2022	$151,310	$74,303	$225,613

Accumulated amortization

January 1, 202 2	$(63,817)	$(44,728)	$(108,545)

Amortization charge	(7,239)	(2,198)	(9,437)

Disposal	-	11	11

Currency translation effects	(2,371)	(2,498)	(4,869)

December 31, 2022	$(73,427)	$(49,413)	$(122,840)

Net book value – December 31, 2022	$77,883	$24,890	$102,773

	Customer relationships and other	Software	Total intangible assets

Cost

January 1, 2021	$69,824	$48,698	$118,522

Reclassification	-	404	404

Currency translation effects	(230)	(33)	(263)

December 31, 2021	$69,594	$49,069	$118,663

Accumulated amortization

January 1, 2021	$(59,296)	$(42,682)	$(101,978)

Amortization charge	(4,642)	(2,079)	(6,721)

Currency translation effects	121	33	154

December 31, 2021	$(63,817)	$(44,728)	$(108,545)

Net book value – Decembe r 31, 2021	$5,777	$4,341	$10,118